Gain on sale of vessel (Tables)	12 Months Ended
Dec. 31, 2025
Ardmore Seafarer
Schedule of Capital Leased Assets

The gain on the sale of the Ardmore Seafarer for the year ended December 31, 2024 is calculated as follows:

In thousands of U.S. Dollars	Seafarer
Sales proceeds	27,100
Net book value of vessel	(14,583)
Sales related costs	(195)
Gain on sale of vessel	12,322